UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC. - INCOME STOCK FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2004


[LOGO OF USAA]
    USAA(R)

                  USAA INCOME STOCK Fund

                           [GRAPHIC OF USAA INCOME STOCK FUND]

          A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                     5

FINANCIAL INFORMATION

  Distributions to Shareholders                               13

  Report of Independent Registered Public
     Accounting Firm                                          14

  Portfolio of Investments                                    15

  Notes to Portfolio of Investments                           28

  Financial Statements                                        30

  Notes to Financial Statements                               33

  Expense Example                                             46

DIRECTORS' AND OFFICERS' INFORMATION                          48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "
                                                ALTHOUGH STOCK PRICES MAY
                                          CONTINUE TO FLUCTUATE . . . WE BELIEVE
[PHOTO OF CHRISTOPHER W. CLAUS]            THEY HAVE THE POTENTIAL TO END 2004
                                                     ON A POSITIVE NOTE.
                                                            "

                                                                     August 2004
--------------------------------------------------------------------------------

                 Yield relief is on the way.

                 The Federal Reserve Board (the Fed) has begun raising short-term interest rates, which means that we can expect higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest) in the months ahead. For many of us, it is a welcome change.

                 Over the last two years, we have all felt the effects of record low interest rates. Although we have benefited from the lower cost of borrowing, we have been less happy as lenders and investors - particularly those of us who rely on income from fixed-income investments such as money market and bond funds. Now money market fund investors can look forward to increasingly higher yields. As yields rise, they will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

                 Intermediate- and longer-term investments, however, will not experience the same growth in yields. While the Fed has a strong influence on the short end of the yield curve, the market controls intermediate- and longer-term rates, which have already risen. As a result, we expect the yield curve to flatten at a measured pace - with only slight changes at the longer end - as short-term rates continue to rise.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed action is likely to have less of an effect on the equity market. Investors appear to approve of the Fed's moderate approach to interest rate increases, and express more uncertainty about the situation in Iraq, potential terrorist attacks, the presidential election, and the direction of federal tax policy and spending. Despite moderate job growth, corporate earnings have steadily improved, and the U.S. economy is expected to grow at about 3%. Although stock prices may continue to fluctuate within a limited range, we believe they have the potential to end 2004 on a positive note.

                 In the months ahead, our market-tested investment team will continue to work hard to identify profitable opportunities in the market and provide you with a risk-adjusted return. As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 Thank you for allowing us to help you with your investment goals.

                 Sincerely,

                 /s/CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                       7/31/04                     7/31/03
--------------------------------------------------------------------------------
Net Assets                         $1,807.7 Million            $1,520.7 Million
Net Asset Value Per Share               $15.31                      $13.14

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/04
--------------------------------------------------------------------------------

1 YEAR                         5 YEARS                            10 YEARS
18.44%                           0.90%                              9.01%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     RUSSELL 1000        LIPPER EQUITY       LIPPER EQUITY          USAA INCOME
                     VALUE INDEX     INCOME FUNDS AVERAGE  INCOME FUNDS INDEX        STOCK FUND
                     ------------    --------------------  ------------------       -----------
 7/31/1994            $10000.00            $10000.00            $10000.00            $10000.00
 8/31/1994             10287.65             10315.00             10332.83             10511.11
 9/30/1994              9946.78             10118.20             10137.21             10339.95
10/31/1994             10085.52             10193.53             10192.13             10324.72
11/30/1994              9678.87              9837.97              9810.77              9928.52
12/31/1994              9791.29              9925.10              9886.37             10096.52
 1/31/1995             10092.69             10154.26             10063.04             10305.25
 2/28/1995             10492.17             10470.40             10386.98             10614.48
 3/31/1995             10723.00             10695.17             10631.90             10876.81
 4/30/1995             11062.07             10936.98             10886.59             11151.08
 5/31/1995             11526.73             11295.81             11220.43             11558.57
 6/30/1995             11682.87             11409.77             11369.19             11668.27
 7/31/1995             12089.59             11687.74             11680.82             11882.74
 8/31/1995             12260.45             11828.76             11824.72             12073.37
 9/30/1995             12703.82             12259.06             12192.74             12463.70
10/31/1995             12577.68             12169.53             12020.17             12210.84
11/30/1995             13214.71             12700.20             12526.47             12633.37
12/31/1995             13546.84             13083.01             12835.54             12986.23
 1/31/1996             13968.93             13392.23             13128.92             13251.42
 2/29/1996             14074.56             13432.44             13224.66             13367.44
 3/31/1996             14313.86             13593.47             13390.84             13566.15
 4/30/1996             14368.87             13698.89             13513.55             13549.38
 5/31/1996             14548.54             13893.75             13713.46             13834.45
 6/30/1996             14560.43             13961.72             13733.67             13911.04
 7/31/1996             14010.18             13469.41             13284.31             13452.72
 8/31/1996             14410.86             13779.69             13584.56             13715.83
 9/30/1996             14983.69             14255.74             14083.82             14050.69
10/31/1996             15563.03             14589.00             14416.82             14554.07
11/30/1996             16691.56             15374.44             15240.50             15272.28
12/31/1996             16478.61             15274.86             15142.22             15414.91
 1/31/1997             17277.44             15806.20             15696.42             15833.25
 2/28/1997             17531.28             16010.57             15912.52             16078.80
 3/31/1997             16900.94             15537.12             15397.48             15466.95
 4/30/1997             17611.00             15991.90             15855.56             15439.36
 5/31/1997             18594.79             16860.42             16768.89             16294.55
 6/30/1997             19392.50             17501.36             17402.62             16800.63
 7/31/1997             20851.47             18531.06             18451.04             17684.38
 8/31/1997             20108.58             17894.67             17860.67             17489.03
 9/30/1997             21323.96             18762.17             18766.77             18471.78
10/31/1997             20728.11             18261.66             18216.08             18160.02
11/30/1997             21644.60             18929.80             18819.98             19007.61
12/31/1997             22276.43             19398.12             19254.21             19575.54
 1/31/1998             21961.21             19336.06             19245.71             19255.13
 2/28/1998             23439.67             20303.50             20285.18             19986.08
 3/31/1998             24873.34             21289.28             21203.61             20948.38
 4/30/1998             25039.68             21261.96             21192.32             20584.77
 5/31/1998             24668.42             20965.01             20931.26             20584.77
 6/30/1998             24984.55             21182.38             21101.46             20787.63
 7/31/1998             24543.61             20684.51             20558.04             20033.19
 8/31/1998             20891.11             18363.22             18078.50             18034.97
 9/30/1998             22090.19             19418.63             19008.01             19113.04
10/31/1998             23801.30             20551.90             20132.17             19542.06
11/30/1998             24910.18             21389.71             20984.34             20507.37
12/31/1998             25758.02             22009.94             21521.93             21160.67
 1/31/1999             25963.71             21870.25             21494.17             21312.05
 2/28/1999             25597.24             21414.44             21095.98             20576.78
 3/31/1999             26126.96             21839.30             21541.18             21116.45
 4/30/1999             28567.22             23410.04             23071.06             22671.37
 5/31/1999             28253.22             23252.98             22748.21             22595.25
 6/30/1999             29073.50             23949.68             23465.33             23458.42
 7/31/1999             28222.33             23357.96             22872.77             22648.38
 8/31/1999             27174.88             22790.36             22338.93             22188.63
 9/30/1999             26225.23             22015.56             21548.28             21621.14
10/31/1999             27734.69             22915.75             22273.94             22342.23
11/30/1999             27517.78             22737.05             22149.10             21792.83
12/31/1999             27650.64             22928.38             22423.16             21681.22
 1/31/2000             26748.59             22301.58             21572.84             21061.06
 2/29/2000             24761.29             21071.76             20358.34             19419.47
 3/31/2000             27782.48             23042.13             22241.94             21877.22
 4/30/2000             27459.18             22944.62             22073.25             21803.69
 5/31/2000             27748.68             23329.09             22406.96             22514.54
 6/30/2000             26480.49             22762.89             21924.78             21801.29
 7/31/2000             26812.11             22867.64             22051.81             21776.58
 8/31/2000             28303.98             24182.43             23345.12             22937.67
 9/30/2000             28563.17             24314.42             23293.27             22785.39
10/31/2000             29264.78             24728.02             23783.13             23297.71
11/30/2000             28178.51             23932.01             22947.14             22798.20
12/31/2000             29590.26             25115.32             24096.67             24027.77
 1/31/2001             29704.06             25128.46             24295.90             24014.87
 2/28/2001             28878.06             24437.95             23485.43             23434.49
 3/31/2001             27857.60             23711.00             22626.29             23075.63
 4/30/2001             29223.79             24912.21             23801.56             24191.78
 5/31/2001             29880.25             25303.07             24214.83             24671.98
 6/30/2001             29217.55             24627.93             23613.58             23738.16
 7/31/2001             29155.44             24614.10             23587.91             24077.65
 8/31/2001             27987.60             23881.68             22809.32             23372.56
 9/30/2001             26017.80             22432.65             21238.01             21771.17
10/31/2001             25793.88             22409.75             21346.99             21508.23
11/30/2001             27293.44             23442.27             22448.72             22428.51
12/31/2001             27936.27             23850.01             22843.19             23024.06
 1/31/2002             27721.03             23622.54             22619.06             22805.18
 2/28/2002             27765.53             23752.45             22652.34             22887.26
 3/31/2002             29079.13             24655.69             23510.78             23873.10
 4/30/2002             28081.84             23870.30             22709.59             23061.75
 5/31/2002             28222.62             23865.81             22729.11             23240.52
 6/30/2002             26602.16             22465.85             21302.98             21807.57
 7/31/2002             24129.25             20629.36             19592.18             19749.73
 8/31/2002             24311.44             20775.30             19737.00             19653.05
 9/30/2002             21608.29             18684.76             17682.79             17418.55
10/31/2002             23209.16             19755.47             18754.26             18181.91
11/30/2002             24671.29             20861.72             19830.17             19278.38
12/31/2002             23599.68             20141.90             19089.26             18649.25
 1/31/2003             23028.36             19586.71             18558.01             18091.43
 2/28/2003             22414.44             19121.75             18099.47             17669.30
 3/31/2003             22451.65             19135.30             18125.42             17599.31
 4/30/2003             24427.93             20571.96             19513.73             18766.53
 5/31/2003             26004.77             21827.68             20685.43             19888.28
 6/30/2003             26329.92             22103.25             20901.67             20078.51
 7/31/2003             26721.98             22314.64             21134.88             20002.40
 8/31/2003             27138.37             22665.14             21448.92             20352.52
 9/30/2003             26873.60             22529.24             21304.93             20352.80
10/31/2003             28518.22             23661.74             22366.25             21667.85
11/30/2003             28905.11             23966.47             22645.18             22096.01
12/31/2003             30686.79             25383.76             24019.16             23454.16
 1/31/2004             31226.42             25742.12             24392.38             24022.46
 2/29/2004             31895.66             26283.24             24854.18             24406.45
 3/31/2004             31616.47             26021.67             24572.58             24187.54
 4/30/2004             30843.77             25520.37             24160.35             23540.07
 5/31/2004             31158.33             25693.59             24314.98             23570.91
 6/30/2004             31894.54             26291.12             24871.04             24154.15
 7/31/2004             31445.30             25770.07             24343.92             23689.94

                                  [END CHART]

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

                 o The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                 o The Lipper Equity Income Funds Average is an average
                   performance level of all mixed equity and income funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

ROBERT SOUCY
    Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Income Stock Fund had a total return of 18.44% for the year ended July 31, 2004. This compares to a 15.18% return for the Lipper Equity Income Funds Index, a 14.58% return for the Lipper Equity Income Funds Average, and a 17.68% return for the Russell 1000 Value Index.

                 [LOGO OF LIPPER LEADER ]           [LOGO OF LIPPER LEADER]
                      PRESERVATION                           EXPENSE

                 The Fund is listed as a Lipper Leader for Preservation and Expense of 7,341 and 155 funds, respectively, within the Lipper Equity Income Funds category for the overall period ending July 31, 2004.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JULY 31, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A SCORE OF 2 FOR THE THREE-YEAR PERIOD AMONG 7,341 FUNDS, AND RECEIVED A LIPPER LEADER RATING AMONG 5,086 FUNDS AND 1,579 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 155 FUNDS, 135 FUNDS, AND 54 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT FACTORS LED TO THE SOLID PERFORMANCE?

                 In selecting stocks for the Fund, we have three different tools. Two of them are based on valuation, and these help us find stocks that are inexpensive. In the reporting year, both of these tools worked well and added to relative performance. Our third tool, which helps us find stocks with momentum (as opposed to simply being inexpensive), didn't help relative performance. The Fund also benefited from the fact that our investment process led us to avoid many of the largest 25 stocks by market capitalization in the index. These stocks, which are often called the "mega-caps," didn't do as well as companies with smaller market capitalizations within the large-cap universe.

WHAT SECTORS CONTRIBUTED MOST TO PERFORMANCE?

                 Compared to the Russell 1000 Value Index, the Fund was underweight in financial stocks because we were concerned about the quality of earnings at banks. This had a strong positive impact because bank stocks performed poorly. The Fund also benefited from a slight overweight position in consumer durables stocks, which performed well during the period.

                 The Fund's overweight position in health care stocks (specifically in pharmaceutical holdings such as Pfizer, Inc. and Merck & Co., Inc.) hurt overall performance. We are invested in these stocks because of our emphasis on quality, but they lagged significantly during the lower-quality-dominated rally of 2003 and into 2004. Some of the Fund's retail-sector holdings also hurt performance.

                 The Fund's overweight exposure to utilities through the regional bell operating companies had little impact on relative performance, but we remain heavily weighted in stocks such as SBC Communications, Inc. and Verizon Communications, Inc. because of their quality characteristics.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-27.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT DO YOU MEAN BY "QUALITY CHARACTERISTICS"?

                 We define quality as stocks with low leverage (less than 50%), high profitability (return on equity above 10%), and stable profitability (less than 30% volatility). Of the 1,000 stocks that we screen today, roughly one-third have these high-quality characteristics, as do most of the stocks in the Fund. Following the complete domination by lower-quality stocks in the rally of 2003 and at times in 2004, we believe that high-quality stocks are seriously undervalued within the U.S. large-cap universe. Going back to 1980, we found four instances where high-quality stocks were as undervalued as they appear to be today. In addition to offering attractive relative performance potential, high-quality stocks have a lower downside should the overall market head lower.

                 We thank you for the confidence you have placed in us, and we will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
          TOP 10 EQUITY HOLDINGS
            (% of Net Assets)
--------------------------------------------

SBC Communications, Inc.                4.0%

Altria Group, Inc.                      2.5%

Verizon Communications, Inc.            2.5%

General Motors Corp.                    2.2%

Merck & Co., Inc.                       2.1%

Home Depot, Inc.                        1.9%

Pfizer, Inc.                            1.9%

Fannie Mae                              1.8%

BellSouth Corp.                         1.7%

Washington Mutual, Inc.                 1.6%
--------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-27.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                ASSET ALLOCATION
                   7/31/2004

       [PIE CHART OF ASSET ALLOCATION]

Financials                                28.6%
Consumer Discretionary                    15.9%
Telecommunication Services                10.3%
Health Care                                9.2%
Energy                                     7.2%
Utilities                                  7.0%
Industrials                                6.7%
Consumer Staples                           6.1%
Information Technology                     5.3%
Materials                                  1.8%
Other*                                     7.2%

              [END PIE CHART]

    *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
     CASH COLLATERAL FROM SECURITIES LOANED.

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME STOCK FUND

                 The following federal tax information related to the Fund's fiscal year ended July 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 100% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
======================----------------------------------------------------------
                       Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA INCOME STOCK FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Income Stock Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Stock Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                         /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 10, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (98.1%)

              ADVERTISING (0.1%)
   62,200     Catalina Marketing Corp.*                                        $    1,242
   49,800     Interpublic Group of Companies, Inc.*                                   637
                                                                               ----------
                                                                                    1,879
                                                                               ----------
              AEROSPACE & DEFENSE (2.7%)
  315,700     Boeing Co.                                                           16,022
   36,200     General Dynamics Corp.                                                3,577
  210,000     Goodrich Corp.                                                        6,789
  371,800     Honeywell International, Inc.                                        13,983
  101,400     Northrop Grumman Corp.                                                5,334
   68,500     Precision Castparts Corp.                                             3,859
                                                                               ----------
                                                                                   49,564
                                                                               ----------
              AIR FREIGHT & LOGISTICS (0.0%)(g)
   18,400     Ryder System, Inc.                                                      789
                                                                               ----------
              AIRLINES (0.1%)
   96,200     AMR Corp.*(a)                                                           811
   11,200     Continental Airlines, Inc., "B"*                                        101
  102,300     Delta Air Lines, Inc.*(a)                                               531
                                                                               ----------
                                                                                    1,443
                                                                               ----------
              ALUMINUM (0.4%)
  230,600     Alcoa, Inc.                                                           7,386
                                                                               ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.7%)
  197,400     Jones Apparel Group, Inc.                                             7,373
   72,400     Liz Claiborne, Inc.                                                   2,620
   42,500     V F Corp.                                                             2,125
                                                                               ----------
                                                                                   12,118
                                                                               ----------
              APPAREL RETAIL (0.5%)
   14,400     American Eagle Outfitters, Inc.*                                        472
   51,150     Ann Taylor Stores Corp.*                                              1,373
   96,300     Foot Locker, Inc.                                                     2,167
  106,400     Limited Brands, Inc.                                                  2,175
  127,400     Ross Stores, Inc.                                                     2,949
                                                                               ----------
                                                                                    9,136
                                                                               ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              APPLICATION SOFTWARE (0.1%)
   40,100     Autodesk, inc.                                                   $    1,612
   12,700     Cadence Design Systems, Inc.*                                           171
                                                                               ----------
                                                                                    1,783
                                                                               ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   92,300     Allied Capital Corp.(a)                                               2,275
   97,100     American Capital Strategies Ltd.(a)                                   2,838
   95,700     Bank of New York, Inc.                                                2,750
   42,300     T. Rowe Price Group, Inc.                                             1,955
                                                                               ----------
                                                                                    9,818
                                                                               ----------
              AUTO PARTS & EQUIPMENT (1.1%)
  169,500     ArvinMeritor, Inc.                                                    3,368
   78,200     Dana Corp.                                                            1,508
  213,500     Delphi Corp.                                                          2,030
  133,000     Johnson Controls, Inc.                                                7,508
   78,500     Lear Corp.                                                            4,328
  120,200     Visteon Corp.                                                         1,236
                                                                               ----------
                                                                                   19,978
                                                                               ----------
              AUTOMOBILE MANUFACTURERS (3.4%)
1,395,700     Ford motor CO.(a)                                                    20,545
  935,400     General Motors Corp.(a)                                              40,353
                                                                               ----------
                                                                                   60,898
                                                                               ----------
              BROADCASTING & CABLE TV (0.0%)(g)
   80,700     UnitedGlobalCom, Inc. "A"*                                              512
                                                                               ----------

              BUILDING PRODUCTS (0.1%)
   48,500     York International Corp.                                              1,726
                                                                               ----------

              CASINOS & GAMING (0.4%)
  104,200     Caesars Entertainment, Inc.*                                          1,535
   73,000     GTECH Holdings Corp.                                                  3,093
   43,800     Harrah's Entertainment, Inc.                                          2,036
                                                                               ----------
                                                                                    6,664
                                                                               ----------
              COMMERCIAL PRINTING (0.1%)
   51,700     R.R. Donnelley & Sons Co.                                             1,641
                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (0.8%)
   26,400     Avaya, Inc.*                                                     $      387
  631,100     Motorola, Inc.                                                       10,053
  383,500     Tellabs, Inc.*                                                        3,417
                                                                               ----------
                                                                                   13,857
                                                                               ----------
              COMPUTER HARDWARE (2.0%)
  536,600     Dell, Inc.*                                                          19,033
   29,800     Diebold, Inc.                                                         1,374
  682,000     Hewlett-Packard Co.                                                  13,742
   47,800     NCR Corp.*                                                            2,220
                                                                               ----------
                                                                                   36,369
                                                                               ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   55,600     Caterpillar, Inc.                                                     4,086
   49,700     Cummins, Inc.                                                         3,451
   71,500     Deere & Co.                                                           4,491
   12,200     PACCAR, Inc.                                                            731
                                                                               ----------
                                                                                   12,759
                                                                               ----------
              CONSTRUCTION MATERIALS (0.3%)
  145,300     Lafarge North America, Inc.                                           6,087
                                                                               ----------
              CONSUMER FINANCE (2.1%)
  232,300     Capital One Financial Corp.                                          16,103
  821,300     MBNA Corp.                                                           20,278
  110,200     Providian Financial Corp.*                                            1,525
                                                                               ----------
                                                                                   37,906
                                                                               ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
  760,500     Electronic Data Systems Corp.                                        14,054
  189,700     First Data Corp.                                                      8,462
  165,400     SABRE Holdings Corp. "A"                                              4,223
                                                                               ----------
                                                                                   26,739
                                                                               ----------
              DEPARTMENT STORES (1.7%)
  110,600     Dillard's, Inc. "A"                                                   2,521
   26,300     Federated Department Stores, Inc.                                     1,260
  122,100     J.C. Penney Co., Inc.                                                 4,884
  185,500     May Department Stores Co.                                             4,922
   57,200     Neiman Marcus Group, Inc. "A"                                         3,120
   69,200     Nordstrom, Inc.                                                       3,038
  312,300     Sears, Roebuck & Co.(a)                                              11,455
                                                                               ----------
                                                                                   31,200
                                                                               ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (2.5%)
  153,475     Bank of America Corp.                                            $   13,047
  260,400     Comerica, Inc.                                                       15,225
  213,100     U.S. Bancorp                                                          6,031
  177,900     Wachovia Corp.                                                        7,883
   47,100     Wells Fargo & Co.                                                     2,704
                                                                               ----------
                                                                                   44,890
                                                                               ----------
              DIVERSIFIED CHEMICALS (0.1%)
   56,800     FMC Corp.*                                                            2,496
                                                                               ----------

              DIVERSIFIED COMMERCIAL SERVICES (1.0%)
   27,500     Brink's Co.                                                             890
  750,300     Cendant Corp.                                                        17,167
                                                                               ----------
                                                                                   18,057
                                                                               ----------
              DIVERSIFIED METALS & MINING (0.1%)
   27,700     Phelps Dodge Corp.*                                                   2,159
                                                                               ----------

              DRUG RETAIL (0.3%)
  117,900     CVS Corp.                                                             4,936
                                                                               ----------

              ELECTRIC UTILITIES (4.9%)
  175,100     Allegheny Energy, Inc.*                                               2,599
   77,900     Alliant Energy Corp.                                                  2,018
   28,500     Ameren Corp.                                                          1,274
  351,300     American Electric Power Co., Inc.                                    10,929
  577,800     CenterPoint Energy, Inc.                                              6,708
  119,000     CMS Energy Corp.*(a)                                                  1,075
   98,300     Consolidated Edison, Inc.(a)                                          4,027
   52,100     DPL, Inc.                                                             1,039
   63,100     DTE Energy Co.                                                        2,535
  136,400     Duquesne Light Holdings, Inc.                                         2,588
  188,000     Edison International                                                  5,038
   64,900     FirstEnergy Corp.                                                     2,538
   55,700     FPL Group, Inc.                                                       3,750
   99,000     Great Plains Energy, Inc.(a)                                          2,840
   15,300     Hawaiian Electric Industries, Inc.                                      391
   38,300     IDACORP, Inc.                                                         1,053
  169,200     OGE Energy Corp.                                                      4,211
  257,200     PG&E Corp.*                                                           7,341

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   62,900     Pinnacle West Capital Corp.                                      $    2,547
   53,100     PNM Resources, Inc.                                                   1,107
  104,200     PPL Corp.                                                             4,830
   49,500     Progress Energy, Inc.                                                 2,086
  121,300     Puget Energy, Inc.                                                    2,620
  402,700     Teco Energy, Inc.(a)                                                  5,195
  108,400     TXU Corp.                                                             4,299
  229,500     XCEL Energy, Inc.                                                     3,924
                                                                               ----------
                                                                                   88,562
                                                                               ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(g)
   21,000     PerkinElmer, Inc.                                                       369
                                                                               ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)(g)
   60,300     Kemet Corp.*                                                            608
                                                                               ----------
              FOOD RETAIL (1.4%)
  375,000     Albertson's, Inc.(a)                                                  9,146
  212,500     Kroger Co.*                                                           3,358
  499,400     Safeway, Inc.*(a)                                                    10,552
   89,000     SUPERVALU, Inc.                                                       2,542
                                                                               ----------
                                                                                   25,598
                                                                               ----------
              FOREST PRODUCTS (0.1%)
   59,600     Louisiana-Pacific Corp.                                               1,411
                                                                               ----------
              GAS UTILITIES (0.1%)
   36,000     NICOR, Inc.                                                           1,192
                                                                               ----------
              HEALTH CARE DISTRIBUTORS (1.0%)
  131,200     AmerisourceBergen Corp.                                               7,093
  218,200     Cardinal Health, Inc.                                                 9,710
   62,900     McKesson Corp.                                                        2,023
                                                                               ----------
                                                                                   18,826
                                                                               ----------
              HEALTH CARE EQUIPMENT (0.6%)
   53,900     Baxter International, Inc.                                            1,621
   30,200     C.R. Bard, Inc.                                                       1,667
  149,300     Guidant Corp.                                                         8,259
                                                                               ----------
                                                                                   11,547
                                                                               ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.0%)(g)
   10,000     Manor Care, Inc.                                                 $      313
                                                                               ----------

              HEALTH CARE SUPPLIES (0.1%)
   19,800     Bausch & Lomb, Inc.                                                   1,220
                                                                               ----------
              HOME FURNISHINGS (0.1%)
   19,200     Mohawk Industries, Inc.*                                              1,412
                                                                               ----------

              HOME IMPROVEMENT RETAIL (2.1%)
1,014,500     Home Depot, Inc.                                                     34,209
   97,200     Sherwin-Williams Co.                                                  3,925
                                                                               ----------
                                                                                   38,134
                                                                               ----------
              HOMEBUILDING (2.2%)
  135,400     Centex Corp.                                                          5,744
  330,450     D.R. Horton, Inc.                                                     9,130
   75,600     KB Home                                                               4,842
  113,800     Lennar Corp. "A"                                                      4,857
   37,510     M.D.C. Holdings, Inc.                                                 2,519
  135,000     Pulte Homes, Inc.                                                     7,375
   31,000     Ryland Group, Inc.                                                    2,400
   93,700     Toll Brothers, Inc.*                                                  3,724
                                                                               ----------
                                                                                   40,591
                                                                               ----------
              HOUSEHOLD APPLIANCES (0.2%)
   38,100     Maytag Corp.                                                            781
   40,600     Stanley Works                                                         1,721
   33,500     Whirlpool Corp.                                                       2,092
                                                                               ----------
                                                                                    4,594
                                                                               ----------
              HOUSEHOLD PRODUCTS (0.2%)
   69,100     Kimberly-Clark Corp.                                                  4,427
                                                                               ----------
              HOUSEWARES & SPECIALTIES (0.1%)
   23,500     Fortune Brands Inc.                                                   1,696
                                                                               ----------

              INDUSTRIAL CONGLOMERATES (0.8%)
   35,700     3M Co.                                                                2,940
  243,200     General Electric Co.                                                  8,086
   61,200     Textron, Inc.                                                         3,752
                                                                               ----------
                                                                                   14,778
                                                                               ----------

                                                                              21
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (0.8%)
   35,100     Dover Corp.                                                      $    1,393
   36,700     Eaton Corp.                                                           2,372
   90,400     Illinois Tool Works, Inc.                                             8,183
   26,600     Pentair, Inc.                                                           833
   34,100     SPX Corp.                                                             1,397
                                                                               ----------
                                                                                   14,178
                                                                               ----------
              INSURANCE BROKERS (0.4%)
   75,900     Aon Corp.                                                             2,007
  132,700     Marsh & McLennan Companies, Inc.                                      5,889
                                                                               ----------
                                                                                    7,896
                                                                               ----------
              INTEGRATED OIL & GAS (5.1%)
  139,400     Amerada Hess Corp.(a)                                                11,619
  144,100     ChevronTexaco Corp.                                                  13,783
  323,400     ConocoPhillips                                                       25,474
  439,400     Exxon Mobil Corp.                                                    20,345
  429,100     Marathon Oil Corp.                                                   16,164
   94,900     Occidental Petroleum Corp.                                            4,676
                                                                               ----------
                                                                                   92,061
                                                                               ----------
              INTEGRATED TELECOMMUNICATION SERVICES (10.3%)
1,191,300     AT&T Corp.                                                           17,989
1,131,800     BellSouth Corp.                                                      30,660
2,862,400     SBC Communications, Inc.                                             72,533
1,047,300     Sprint Corp. - FON Group                                             19,564
1,168,500     Verizon Communications, Inc.                                         45,034
                                                                               ----------
                                                                                  185,780
                                                                               ----------
              INVESTMENT BANKING & BROKERAGE (1.0%)
   36,700     A.G. Edwards, Inc.                                                    1,193
   98,100     Bear Stearns Companies, Inc.                                          8,183
  160,900     Morgan Stanley                                                        7,937
                                                                               ----------
                                                                                   17,313
                                                                               ----------
              LEISURE PRODUCTS (0.3%)
   92,300     Brunswick Corp.                                                       3,602
  215,800     Callaway Golf Co.                                                     2,374
                                                                               ----------
                                                                                    5,976
                                                                               ----------
              LIFE & HEALTH INSURANCE (2.4%)
   40,200     AFLAC, Inc.                                                           1,594
   55,600     AmerUs Group Co.                                                      2,141
   19,600     Jefferson-Pilot Corp.                                                   944

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
  179,800     Lincoln National Corp.                                           $    7,857
   68,300     MetLife, Inc.                                                         2,436
   77,900     Nationwide Financial Services, Inc. "A"                               2,763
  120,900     Protective Life Corp.                                                 4,383
  190,400     Torchmark, Inc.                                                       9,954
  659,200     UnumProvident Corp.                                                  10,514
                                                                               ----------
                                                                                   42,586
                                                                               ----------
              MANAGED HEALTH CARE (1.2%)
   41,200     Aetna, Inc.                                                           3,535
  217,500     CIGNA Corp.                                                          13,487
   48,200     First Health Group Corp.*                                               676
  101,100     Health Net, Inc.*                                                     2,440
   71,900     Humana, Inc.*                                                         1,302
   40,500     Pacificare Health Systems, Inc. "A"*                                  1,238
                                                                               ----------
                                                                                   22,678
                                                                               ----------
              METAL & GLASS CONTAINERS (0.2%)
  277,000     Owens-Illinois, Inc.*                                                 4,072
                                                                               ----------

              MOTORCYCLE MANUFACTURERS (0.8%)
  258,200     Harley-Davidson, Inc.                                                15,458
                                                                               ----------

              MOVIES & ENTERTAINMENT (0.2%)
  171,900     Time Warner, Inc.*                                                    2,862
                                                                               ----------

              MULTI-LINE INSURANCE (2.8%)
  140,300     Allmerica Financial Corp.*                                            4,183
   48,100     American Financial Group, Inc.                                        1,428
  212,800     American International Group, Inc.                                   15,034
  252,400     Hartford Financial Services Group, Inc.                              16,431
  241,400     Loews Corp.                                                          13,671
                                                                               ----------
                                                                                   50,747
                                                                               ----------
              MULTI-UTILITIES & UNREGULATED POWER (2.0%)
  191,400     AES Corp.*                                                            1,847
   79,000     Constellation Energy Group, Inc.                                      3,045
  887,100     Duke Energy Corp.                                                    19,073
   81,200     Oneok, Inc.                                                           1,705
  178,200     Public Service Enterprise Group, Inc.                                 6,950
  104,300     Sempra Energy                                                         3,729
                                                                               ----------
                                                                                   36,349
                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              OFFICE ELECTRONICS (0.1%)
   87,900     Xerox Corp.*                                                     $    1,218
                                                                               ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
  107,200     IKON Office Solutions, Inc.                                           1,272
                                                                               ----------

              OIL & GAS EQUIPMENT & SERVICES (0.2%)
  100,200     Tidewater, Inc.                                                       3,041
                                                                               ----------

              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   50,900     Kerr-McGee Corp.                                                      2,672
   66,200     Unocal Corp.                                                          2,566
                                                                               ----------
                                                                                    5,238
                                                                               ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.6%)
  164,600     Ashland, Inc.                                                         8,603
1,282,800     El Paso Corp.                                                        10,121
   34,600     Sunoco, Inc.                                                          2,359
   90,000     Valero Energy Corp.                                                   6,743
   26,000     Williams Companies Inc.                                                 316
                                                                               ----------
                                                                                   28,142
                                                                               ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
  580,000     Citigroup, Inc.                                                      25,572
  749,200     J.P. Morgan Chase & Co.                                              27,968
                                                                               ----------
                                                                                   53,540
                                                                               ----------
              PACKAGED FOODS & MEAT (0.7%)
   65,100     ConAgra Foods, Inc.                                                   1,693
   38,100     Lancaster Colony Corp.                                                1,535
   26,200     McCormick & Co., Inc.                                                   937
  201,300     Sara Lee Corp.                                                        4,420
  211,400     Tyson Foods, Inc. "A"                                                 4,029
                                                                               ----------
                                                                                   12,614
                                                                               ----------
              PAPER PRODUCTS (0.2%)
  108,100     Georgia Pacific Corp.                                                 3,632
                                                                               ----------
              PHARMACEUTICALS (6.3%)
  132,900     Bristol-Myers Squibb Co.                                              3,043
  434,100     Johnson & Johnson, Inc.                                              23,993
   68,300     King Pharmaceuticals, Inc.*                                             771
  848,500     Merck & Co., Inc.                                                    38,480

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
1,081,700     Pfizer, Inc.                                                     $   34,571
  597,900     Schering-Plough Corp.                                                11,635
   38,700     Valeant Pharmaceuticals International                                   678
                                                                               ----------
                                                                                  113,171
                                                                               ----------
              PHOTOGRAPHIC PRODUCTS (0.7%)
  493,400     Eastman Kodak Co.(a)                                                 13,070
                                                                               ----------
              PROPERTY & CASUALTY INSURANCE (2.5%)
   26,700     21st Century Insurance Group                                            340
  352,900     Allstate Corp.                                                       16,615
   54,300     Ambac Financial Group, Inc.                                           3,861
   61,700     Commerce Group, Inc.                                                  2,987
  261,580     Fidelity National Financial, Inc.                                     9,482
  174,300     First American Corp.                                                  4,682
  275,400     Old Republic International Corp.                                      6,414
                                                                               ----------
                                                                                   44,381
                                                                               ----------
              RAILROADS (0.3%)
  142,000     Burlington Northern Santa Fe Corp.                                    5,038
                                                                               ----------

              REAL ESTATE INVESTMENT TRUSTS (1.3%)
  559,000     Annaly Mortgage Management, Inc.                                      9,223
   10,600     Arden Realty Group, Inc.                                                322
   17,400     Crescent Real Estate Equities Co.                                       273
   10,500     Healthcare Realty Trust, Inc.                                           379
   22,400     HRPT Properties Trust                                                   226
   55,000     iStar Financial, Inc.                                                 2,090
   11,300     Mack-Cali Realty Corp.                                                  462
   37,600     ProLogis Trust                                                        1,280
   18,600     Public Storage, Inc.                                                    877
   53,500     Simon Property Group, Inc.                                            2,761
   68,000     Thornburg Mortgage, Inc.(a)                                           1,886
   56,800     Vornado Realty Trust                                                  3,300
                                                                               ----------
                                                                                   23,079
                                                                               ----------
              REGIONAL BANKS (3.6%)
  121,600     AmSouth Bancorp                                                       2,983
  102,300     BB&T Corp.                                                            3,962
   84,500     Charter One Financial, Inc.                                           3,753
   56,500     Citizens Banking Corp.                                                1,774
   17,300     City National Corp.                                                   1,116

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
  128,200     Colonial Bancgroup, Inc.                                         $    2,473
   69,900     Firstmerit Corp.                                                      1,813
   84,500     Greater Bay Bancorp(a)                                                2,226
  314,600     KeyCorp                                                               9,495
   60,200     Marshall & Ilsley Corp.                                               2,312
  340,646     National City Corp.                                                  12,434
  146,800     PNC Financial Services Group, Inc.                                    7,428
  198,729     Regions Financial Corp.                                               5,900
   60,900     SunTrust Banks, Inc.                                                  4,016
   68,500     Synovus Financial Corp.                                               1,745
   23,200     UnionBanCal Corp.                                                     1,347
                                                                               ----------
                                                                                   64,777
                                                                               ----------
              RESTAURANTS (1.1%)
   83,850     Applebee's International, Inc.                                        2,234
  562,500     McDonald's Corp.                                                     15,469
   22,900     Outback Steakhouse, Inc.                                                930
   43,400     Wendy's International, Inc.                                           1,552
                                                                               ----------
                                                                                   20,185
                                                                               ----------
              SOFT DRINKS (0.5%)
   67,900     Coca-Cola Enterprises, Inc.                                           1,385
  211,700     PepsiAmericas, Inc.                                                   3,974
   63,600     PepsiCo, Inc.                                                         3,180
                                                                               ----------
                                                                                    8,539
                                                                               ----------
              SPECIALIZED FINANCE (0.2%)
   43,800     CIT Group, Inc.                                                       1,522
   64,400     GATX Corp.                                                            1,641
                                                                               ----------
                                                                                    3,163
                                                                               ----------
              SPECIALTY CHEMICALS (0.1%)
   20,900     PPG Industries, Inc.                                                  1,232
                                                                               ----------

              SPECIALTY STORES (0.1%)
   89,700     Blockbuster, Inc. "A"(a)                                              1,191
   57,300     Toys 'R' Us, Inc.*                                                      943
                                                                               ----------
                                                                                    2,134
                                                                               ----------
              STEEL (0.3%)
  135,200     Allegheny Technologies, Inc.(a)                                       2,711
   24,700     Nucor Corp.                                                           2,066
                                                                               ----------
                                                                                    4,777
                                                                               ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES     SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               SYSTEMS SOFTWARE (0.6%)
   241,600     Computer Associates International, Inc.                         $    6,098
   153,500     Microsoft Corp.                                                      4,369
                                                                               ----------
                                                                                   10,467
                                                                               ----------
               TECHNOLOGY DISTRIBUTORS (0.2%)
    75,100     Arrow Electronics, Inc.*(a)                                          1,777
    78,600     Avnet, Inc.*                                                         1,526
    21,200     Tech Data Corp.*                                                       794
                                                                               ----------
                                                                                    4,097
                                                                               ----------
               THRIFTS & MORTGAGE FINANCE (6.3%)
   126,200     Astoria Financial Corp.                                              4,311
    45,399     Countrywide Financial Corp.                                          3,273
    42,000     Downey Financial Corp.                                               2,258
   464,400     Fannie Mae                                                          32,954
    99,200     Flagstar Bancorp, Inc.                                               1,951
   209,400     Freddie Mac                                                         13,467
   102,450     Greenpoint Financial Corp.                                           4,163
    72,600     Indymac Bancorp, Inc.                                                2,412
   148,500     MGIC Investment Corp.                                               10,543
    21,800     People's Bank                                                          687
   108,300     PMI Group, Inc.                                                      4,465
    76,900     Radian Group, Inc.                                                   3,539
    23,100     Sovereign Bancorp, Inc.                                                503
    47,080     Washington Federal, Inc.                                             1,179
   723,900     Washington Mutual, Inc.                                             28,087
                                                                               ----------
                                                                                  113,792
                                                                               ----------
               TIRES & RUBBER (0.1%)
    79,200     Cooper Tire & Rubber Co.                                             1,857
                                                                               ----------
               TOBACCO (3.0%)
   939,000     Altria Group, Inc.                                                  44,696
   131,100     R.J. Reynolds Tobacco Holdings, Inc.(a)                              9,433
                                                                               ----------
                                                                                   54,129
                                                                               ----------
               Total Common Stocks (cost: $1,595,282)                           1,772,609
                                                                               ----------

               MONEY MARKET INSTRUMENT (1.7%)

               MONEY MARKET FUND
30,683,244     SSgA Prime Money Market Fund, 1.13%(b) (cost: $30,683)              30,683
                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (5.5%)

              MONEY MARKET FUNDS (0.6%)
1,094,756     AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.24%(b)  $    1,095
9,691,519     Merrill Lynch Premier Institutional Fund, 1.27%(b)                    9,691
                                                                               ----------
                                                                                   10,786
                                                                               ----------

PRINCIPAL
   AMOUNT
    (000)

              REPURCHASE AGREEMENTS (2.3%)
  $27,000     CS First Boston LLC, 1.35%, acquired on 7/30/2004 and due
                 8/02/2004 at $27,000 (collateralized by $28,190 of U.S.
                 Treasury Notes, 3.875%, due 2/15/2013; market value
                 $27,543)(c)                                                       27,000
   15,000     Deutsche Bank Securities, Inc., 1.34%, acquired on 7/30/2004 and due 8/02/2004 at $15,000 (collateralized by $101,822 of
                 Freddie Mac Notes(d), 5.77% - 6.17%(f), due 11/15/2030 -
                 3/15/2033, and $124,325 of Fannie Mae Notes(d), 5.65% -
                 6.25%(f), due 4/25/2028 - 5/25/2028; combined market value
                 $15,300)(c)                                                       15,000
                                                                               ----------
                                                                                   42,000
                                                                               ----------
              ASSET-BACKED SECURITY (0.8%)
   15,000     Stanfield Victoria Funding, LLC, 1.41%, 6/1/2005(e,f)                14,998
                                                                               ----------

              CORPORATE BONDS (1.8%)
   25,000     Credit Suisse First Boston USA, Inc., EMTN,
                 1.76%, 9/14/2004(f)                                               25,050
    7,000     Monumental Global Funding II, Notes, 1.62%, 5/02/2005(e,f)            7,011
                                                                               ----------
                                                                                   32,061
                                                                               ----------
              Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $99,807)                 99,845
                                                                               ----------
              TOTAL INVESTMENTS (COST: $1,725,772)                             $1,903,137
                                                                               ==========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) The security or a portion thereof was out on loan as of July
                  31, 2004.

              (b) Rate represents the money market fund annualized seven-day yield at July 31, 2004.

              (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

              (d) U.S. government agency issues. Securities issued by
                  government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

              (e) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (f) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2004.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

              (g) Represents less than 0.1% of net assets.

              * Non-income-producing security for the year ended July 31, 2004. As of July 31, 2004, 92.8% of the Fund's net assets were invested in dividend-paying stocks.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              EMTN   Eurodollar Medium-Term Note

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JULY 31, 2004

ASSETS

    Investments in securities, at market value (including securities
        on loan of $96,023) (identified cost of $1,725,772)              $1,903,137
    Receivables:
        Capital shares sold                                                   1,412
        USAA Investment Management Company                                      137
        USAA Transfer Agency Company                                              1
        Dividends and interest                                                4,164
        Other                                                                    34
                                                                         ----------
           Total assets                                                   1,908,885
                                                                         ----------
LIABILITIES

    Payables:
        Upon return of securities loaned                                     99,807
        Capital shares redeemed                                                 475
        Dividends payable on capital shares                                      23
    Accrued management fees                                                     764
    Accrued transfer agent's fees                                                12
    Other accrued expenses and payables                                         124
                                                                         ----------
           Total liabilities                                                101,205
                                                                         ----------
              Net assets applicable to capital shares outstanding        $1,807,680
                                                                         ==========
NET ASSETS CONSIST OF:

    Paid-in capital                                                      $1,644,167
    Accumulated undistributed net investment income                           2,902
    Accumulated net realized loss on investments                            (16,754)
    Net unrealized appreciation of investments                              177,365
                                                                         ----------
              Net assets applicable to capital shares outstanding        $1,807,680
                                                                         ==========
    Capital shares outstanding                                              118,036
                                                                         ==========
    Authorized shares of $.01 par value                                     250,000
                                                                         ==========
    Net asset value, redemption price, and offering price per share      $    15.31
                                                                         ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $13)                     $ 41,915
    Interest                                                                  340
    Securities lending                                                        269
                                                                         --------
      Total income                                                         42,524
                                                                         --------
EXPENSES
    Management fees                                                         8,006
    Administrative and servicing fees                                       2,600
    Transfer agent's fees                                                   2,290
    Custody and accounting fees                                               332
    Postage                                                                   268
    Shareholder reporting fees                                                 92
    Directors' fees                                                             5
    Registration fees                                                          52
    Professional fees                                                          94
    Other                                                                      39
                                                                         --------
      Total expenses                                                       13,778
    Expenses paid indirectly                                                   (3)
                                                                         --------
      Net expenses                                                         13,775
                                                                         --------
NET INVESTMENT INCOME                                                      28,749
                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

    Net realized gain (loss) on:
      Investments                                                         103,530
      Foreign currency transactions                                           (12)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         147,860
      Foreign currency translations                                             1
                                                                         --------
         Net realized and unrealized gain                                 251,379
                                                                         --------
Increase in net assets resulting from operations                         $280,128
                                                                         ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
==================--------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
YEARS ENDED JULY 31,

                                                                          2004             2003
                                                                    ---------------------------
FROM OPERATIONS
    Net investment income                                           $   28,749       $   30,540
    Net realized gain (loss) on investments                            103,530         (114,196)
    Net realized gain (loss) on foreign currency transactions              (12)              11
    Change in net unrealized appreciation/depreciation of:
        Investments                                                    147,860           96,321
        Foreign currency translations                                        1               (1)
                                                                    ---------------------------
           Increase in net assets resulting from operations            280,128           12,675
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                              (28,324)         (29,934)
    Net realized gains                                                       -         (109,136)
                                                                    ---------------------------
        Distributions to shareholders                                  (28,324)        (139,070)
                                                                    ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                          204,455          149,464
    Shares issued for dividends reinvested                              25,766          127,965
    Cost of shares redeemed                                           (195,046)        (205,793)
                                                                    ---------------------------
        Increase in net assets from capital share transactions          35,175           71,636
                                                                    ---------------------------
Net increase (decrease) in net assets                                  286,979          (54,759)

NET ASSETS
        Beginning of period                                          1,520,701        1,575,460
                                                                    ---------------------------
        End of period                                               $1,807,680       $1,520,701
                                                                    ===========================
    Accumulated undistributed net investment income:
        End of period                                               $    2,902       $    2,489
                                                                    ===========================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                         13,673           11,578
    Shares issued for dividends reinvested                               1,737           10,191
    Shares redeemed                                                    (13,140)         (16,195)
                                                                    ---------------------------
        Increase in shares outstanding                                   2,270            5,574
                                                                    ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JULY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund). The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                    the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                    quality, coupon, maturity, and type; indcations as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date; interest income is recorded on the accrual basis. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                 National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                 and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2004, these custodian credits reduced the Fund's expenses by $3,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended July 31, 2004, the Fund paid CAPCO facility fees of $13,000. The Fund had no borrowings under either of these agreements during the year ended July 31, 2004.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $12,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2004, and 2003, was as follows:

                                                    2004              2003
                                                -----------------------------
         Ordinary income*                       $28,324,000      $ 29,931,000
         Long-term realized capital gains                 -       109,139,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         For the fiscal year ended July 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $28,324,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

         As of July 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                          $  2,902,000
         Accumulated capital and other losses                    (14,645,000)
         Unrealized appreciation of investment                   175,255,000

         The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2004, the Fund utilized capital loss carryovers of $62,229,000 to offset capital gains. At July 31, 2004, the Fund had capital loss carryovers of $14,645,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2004, were $971,253,000 and $921,947,000, respectively.

         The cost of securities at July 31, 2004, for federal income tax purposes, was $1,727,882,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2004, for federal income tax purposes, were $220,664,000 and $45,409,000, respectively, resulting in net unrealized depreciation of $175,255,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of July 31, 2004, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2004,

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

         the Fund received securities-lending income of $269,000, which is net of the 20% income retained by MetWest. As of July 31, 2004, the Fund loaned securities having a fair market value of approximately $96,023,000 and received cash collateral of $99,807,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors. The Fund is authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $8,006,000, which is net of a performance adjustment of $(663,000) that decreased the base management fee of 0.50% by 0.04%.

              B. SUBADVISORY ARRANGEMENT - The Manager has entered into an investment subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), under which GMO directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO a subadvisory fee in the annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

                 For the year ended July 31, 2004, the Manager paid GMO subadvisory fees of $3,125,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $2,600,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,290,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $1,000 at July 31, 2004, for adjustments related to corrections to shareholder transactions.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JULY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JULY 31,
                                          -----------------------------------------------------------------------------
                                                2004            2003            2002              2001             2000
                                          -----------------------------------------------------------------------------
Net asset value at beginning of period    $    13.14      $    14.30      $    18.44        $    17.63       $    20.69
                                          -----------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          .25             .27             .36               .48              .56
  Net realized and unrealized gain (loss)       2.16            (.17)          (3.57)             1.33            (1.38)
                                          -----------------------------------------------------------------------------
Total from investment operations                2.41             .10           (3.21)             1.81             (.82)
                                          -----------------------------------------------------------------------------
Less distributions:
  From net investment income                    (.24)           (.26)           (.37)             (.49)            (.58)
  From realized capital gains                      -           (1.00)           (.56)             (.51)           (1.66)
                                          -----------------------------------------------------------------------------
Total distributions                             (.24)          (1.26)           (.93)            (1.00)           (2.24)
                                          -----------------------------------------------------------------------------
Net asset value at end of period          $    15.31      $    13.14      $    14.30        $    18.44       $    17.63
                                          =============================================================================
Total return (%)*                              18.44            1.28          (17.97)            10.57            (3.85)
Net assets at end of period (000)         $1,807,680      $1,520,701      $1,575,460        $1,978,886       $1,882,665
Ratio of expenses to average
  net assets (%)**                               .79(a)          .81(a)          .82(a)            .67(a)           .67(a)
Ratio of net investment income
  to average net assets (%)**                   1.66            2.10            2.14              2.57             2.97
Portfolio turnover (%)                         54.35          141.55           93.98             17.65            13.34

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2004, average net assets were $1,734,111,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                   -            (.01%)             -                 -                -

46

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2004

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2004, through July 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)
                (continued)

USAA INCOME STOCK FUND
JULY 31, 2004

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2004
                                      FEBRUARY 1, 2004        JULY 31, 2004         - JULY 31, 2004
                                      ----------------------------------------------------------------
         Actual                           $1,000.00             $ 986.20                  $3.90
         Hypothetical
           (5% return before expenses)     1,000.00             1,020.94                   3.97

        *Expenses are equal to the Fund's annualized expense ratio of 0.79%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.38%) for the six-month period of February 1, 2004, to July 31, 2004.

48

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of July 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/ Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

54

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            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WILL BE AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS WILL BE AVAILABLE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23421-0904                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2004 and 2003 were $240,900 and $232,800, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2004 and 2003 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2004     $ 54,200             $12,600              $1,547      $ 68,347

FYE 7/31/2003     $ 52,415                $0                  $0        $ 52,415
                  --------------------------------------------------------------
  Total           $106,615             $12,600              $1,547      $120,762

All tax service fees were preapproved by the Audit Committee.

(d) The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company dba USAA Shareholder Account Services (SAS), paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for fiscal year ended July 31, 2003. The services are detailed in the table below:

                  Description of Other Services - FYE 07/31/2003

Description of Service          Amount Paid               Party Paying
----------------------          -----------               ------------
Review of Corporate             $ 7,960                    IMCO
Governance Procedures

Review of Anti-Money            $ 2,500                    IMCO
Laundering Procedures

Reporting and Oversight Review  $ 6,576                    IMCO

Review of Procedures            $ 4,000                    SAS
regarding As of Transactions
                                ---------
Total                           $21,036

These services provided in the fiscal year ending 07/31/2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending July 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2004 and 2003 were $105,847 and $128,451, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-30-2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-30-2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    09-30-2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.